Financial obligations - Lease liabilities related to right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	$ 7,473	$ 10,320
Current portion	1,819	2,087
Non-current portion	$ 5,654	8,233
Lease term	10 years
Number of renewal options | item	2
Lease renewal term	5 years
Minimum future rents payable	$ 7,410	11,595
Less than 1 year (2024)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	864	2,281
Between 1 and 5 years (2025-2028)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	4,724	5,076
More than 5 years (since 2029)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum future rents payable	1,822	4,238
Buildings and other constructions
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	6,101	7,412
Transportation Units [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	565	1,877
Machinery and equipment [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease Liabilities	$ 807	$ 1,031